Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2025 Fund
June 30, 2024
Z25-NPRT1-0824
1.9884238.107
Domestic Equity Funds - 29.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	175,146	3,459,142
Fidelity Series Commodity Strategy Fund (a)	4,597	447,102
Fidelity Series Large Cap Growth Index Fund (a)	96,582	2,229,111
Fidelity Series Large Cap Stock Fund (a)	99,690	2,286,891
Fidelity Series Large Cap Value Index Fund (a)	258,827	4,055,813
Fidelity Series Small Cap Core Fund (a)	5,104	58,798
Fidelity Series Small Cap Opportunities Fund (a)	46,972	701,765
Fidelity Series Value Discovery Fund (a)	97,137	1,486,189
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,399,959)		14,724,811

International Equity Funds - 27.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	54,608	824,032
Fidelity Series Emerging Markets Fund (a)	102,430	943,384
Fidelity Series Emerging Markets Opportunities Fund (a)	200,504	3,771,476
Fidelity Series International Growth Fund (a)	115,869	2,122,713
Fidelity Series International Index Fund (a)	64,448	799,802
Fidelity Series International Small Cap Fund (a)	43,985	749,938
Fidelity Series International Value Fund (a)	169,307	2,140,047
Fidelity Series Overseas Fund (a)	151,061	2,125,431
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,378,380)		13,476,823

Bond Funds - 43.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	2,580	24,971
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	633,292	4,832,018
Fidelity Series Corporate Bond Fund (a)	238,068	2,175,943
Fidelity Series Emerging Markets Debt Fund (a)	33,902	264,776
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	9,072	80,292
Fidelity Series Floating Rate High Income Fund (a)	5,600	50,286
Fidelity Series Government Bond Index Fund (a)	368,497	3,331,208
Fidelity Series High Income Fund (a)	32,159	270,777
Fidelity Series International Credit Fund (a)	9	74
Fidelity Series International Developed Markets Bond Index Fund (a)	229,709	1,964,013
Fidelity Series Investment Grade Bond Fund (a)	330,882	3,269,116
Fidelity Series Investment Grade Securitized Fund (a)	241,173	2,119,907
Fidelity Series Long-Term Treasury Bond Index Fund (a)	580,969	3,189,519
Fidelity Series Real Estate Income Fund (a)	5,107	49,487
TOTAL BOND FUNDS (Cost $23,102,896)		21,622,387

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $45,881,235)	49,824,021
NET OTHER ASSETS (LIABILITIES) - 0.0%	3
NET ASSETS - 100.0%	49,824,024

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	25,998	1,027	2,390	13	12	324	24,971
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,965,716	210,213	362,463	1,937	(17,987)	36,539	4,832,018
Fidelity Series Blue Chip Growth Fund	3,531,513	79,600	462,954	-	158,224	152,759	3,459,142
Fidelity Series Canada Fund	867,026	56,281	85,657	-	1,009	(14,627)	824,032
Fidelity Series Commodity Strategy Fund	368,832	98,959	30,899	-	439	9,771	447,102
Fidelity Series Corporate Bond Fund	2,371,309	108,943	283,081	25,177	(5,568)	(15,660)	2,175,943
Fidelity Series Emerging Markets Debt Fund	272,606	14,119	20,209	3,977	285	(2,025)	264,776
Fidelity Series Emerging Markets Debt Local Currency Fund	87,388	1,162	6,914	-	233	(1,577)	80,292
Fidelity Series Emerging Markets Fund	892,643	90,227	84,468	-	1,283	43,699	943,384
Fidelity Series Emerging Markets Opportunities Fund	3,582,979	364,321	365,665	-	10,515	179,326	3,771,476
Fidelity Series Floating Rate High Income Fund	52,415	3,201	4,937	1,151	(1)	(392)	50,286
Fidelity Series Government Bond Index Fund	3,467,241	193,359	310,360	27,804	(13,537)	(5,495)	3,331,208
Fidelity Series Government Money Market Fund 5.42%	38,808	529	39,337	266	-	-	-
Fidelity Series High Income Fund	281,685	13,378	22,911	4,284	(202)	(1,173)	270,777
Fidelity Series International Credit Fund	74	-	-	1	-	-	74
Fidelity Series International Developed Markets Bond Index Fund	2,051,416	124,707	169,992	23,681	(2,946)	(39,172)	1,964,013
Fidelity Series International Growth Fund	2,174,847	172,507	189,150	-	9,827	(45,318)	2,122,713
Fidelity Series International Index Fund	823,487	56,973	78,046	-	6,240	(8,852)	799,802
Fidelity Series International Small Cap Fund	776,855	56,972	64,776	-	4,067	(23,180)	749,938
Fidelity Series International Value Fund	2,185,469	161,820	215,560	-	21,973	(13,655)	2,140,047
Fidelity Series Investment Grade Bond Fund	3,489,674	172,838	368,144	35,918	(12,051)	(13,201)	3,269,116
Fidelity Series Investment Grade Securitized Fund	2,301,544	105,095	269,958	23,451	(12,658)	(4,116)	2,119,907
Fidelity Series Large Cap Growth Index Fund	2,237,152	57,909	240,038	3,661	67,214	106,874	2,229,111
Fidelity Series Large Cap Stock Fund	2,370,432	50,844	240,373	-	43,354	62,634	2,286,891
Fidelity Series Large Cap Value Index Fund	4,237,600	201,793	294,871	-	13,509	(102,218)	4,055,813
Fidelity Series Long-Term Treasury Bond Index Fund	3,645,594	196,417	564,514	29,383	(83,907)	(4,071)	3,189,519
Fidelity Series Overseas Fund	2,180,060	140,587	194,201	-	17,967	(18,982)	2,125,431
Fidelity Series Real Estate Income Fund	50,706	2,339	3,616	775	(278)	336	49,487
Fidelity Series Small Cap Core Fund	42,006	17,594	-	262	-	(802)	58,798
Fidelity Series Small Cap Opportunities Fund	1,048,279	23,932	347,355	-	63,942	(87,033)	701,765
Fidelity Series Treasury Bill Index Fund	91,167	1,362	92,529	533	-	-	-
Fidelity Series Value Discovery Fund	1,565,081	84,003	110,570	-	1,453	(53,778)	1,486,189
	52,077,602	2,863,011	5,525,938	182,274	272,411	136,935	49,824,021

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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